CHAPMAN AND CUTLER LLP
                     111 WEST MONROE STREET
                     CHICAGO, ILLINOIS 60603



                        February 1, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington D.C.  20549


                    Re:  FT 1650 (the "Fund")

Gentlemen:

     Transmitted herewith is a copy of Registration Statement on Form S-6 for the registration under the Securities Act of 1933 of an indefinite number of Units representing the ownership of interests in FT 1650 which are proposed to be offered publicly.

     We currently anticipate that the registration statement for the Fund will not contain disclosures which would render it ineligible to become effective pursuant to rule 487 under the Securities Act of 1933.

     Inasmuch as the Fund is not yet operative, no filings have been required under any of the acts administered by the Securities and Exchange Commission. Therefore, for purposes of Securities Act Release No. 5196, there are no delinquencies to be reported or other references to be made to filings under the 1934 Act.

     No notification of registration or Registration Statement under the Investment Company Act of 1940 is currently being submitted to the Commission, as the filings under the 1940 Act (file No. 811-05903) are intended to apply not only to that series of the fund, but to all "subsequent series" as well.

     We are advised that the sponsor proposes to deposit securities and to activate FT 1650 on March 14, 2008, or shortly thereafter, depending on market conditions. An appropriate amendment of the Registration Statement to reflect such deposit will be promptly filed with the Commission at that time.

     Under these circumstances, it will be appreciated if this matter can receive prompt attention. If there are any questions regarding this filing, or if there is any way in which we can be of assistance, please do not hesitate to call either Eric F. Fess (312-845-3781) or Brian D. Free (312-845-3017).

                                Very truly yours,



                                CHAPMAN AND CUTLER LLP

EFF/arr
Enclosures